Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 91,519	$ 14,066	¥ 81,168	¥ 91,169
Interest received	807	124	335	319
Interest paid	(6,293)	(967)	(4,938)	(4,943)
Income tax paid	(979)	(151)	(1,972)	(2,244)
Net cash inflow from operating activities	85,054	13,072	74,593	84,301
Cash flows from investing activities
Purchase of property, plant and equipment	(61,489)	(9,451)	(98,293)	(88,465)
Proceeds from disposal of Tower Assets and other property, plant and equipment	22,121	3,400	6,390	2,336
Dividends received from financial assets at fair value through other comprehensive income	167	26	357	365
Proceeds from disposal of financial assets at fair value through profit and loss	60	9	68	19
Dividends received from associates	10	2		10
(Increase)/Decrease in short-term bank deposits and restricted deposits	(3,094)	(476)	2	(3)
Purchase of other assets	(4,204)	(646)	(4,092)	(4,542)
Acquisition of financial assets at fair value through profit and loss	(74)	(11)	(51)	(66)
Acquisition of financial assets at fair value through other comprehensive income	(8)	(1)	(18)
Acquisition of interest in associates	(5)	(1)	(48)	(8)
Acquisition of interest in joint ventures	(620)	(95)	(64)	(1,000)
Net cash outflow from investing activities	(47,336)	(7,275)	(95,749)	(91,354)
Cash flows from financing activities
Proceeds from share issued	74,954	11,520		1
Capital contributions from non-controlling interests			270
Proceeds from commercial papers	26,941	4,141	59,880	30,000
Proceeds from short-term bank loans	117,571	18,070	142,567	139,663
Proceeds from long-term bank loans	1,549	238	3,307	1,920
Loans from ultimate holding company	5,237	805		1,344
Loans from related parties	535	82
Proceeds from promissory notes				17,957
Proceeds from corporate bonds			17,965
Repayment of commercial papers	(54,000)	(8,300)	(44,000)	(20,000)
Repayment of short-term bank loans	(172,065)	(26,446)	(149,425)	(149,072)
Repayment of long-term bank loans	(2,686)	(413)	(84)	(45)
Repayment of related party loan	(60)	(9)		(473)
Repayment of ultimate holding company loan	(3,893)	(598)	(1,344)	(1,344)
Repayment of convertible bond				(11,664)
Repayment of finance lease	(695)	(107)	(406)	(217)
Repayment of promissory notes	(19,000)	(2,920)	(2,500)
Repayment of corporate bonds	(2,000)	(307)
Payment of issuing expense for promissory notes	(82)	(13)	(102)
Dividends paid to equity shareholders of the Company			(4,071)	(4,643)
Increase in statutory reserve deposits placed by Finance Company	(620)	(95)	(1,577)
Net cash inflow/(outflow) from financing activities	(28,414)	(4,367)	22,877	3,427
Net (decrease) /increase in cash and cash equivalents	9,304	1,430	1,721	(3,626)
Cash and cash equivalents at beginning of year	23,633	3,632	21,755	25,308
Effect of changes in foreign exchange rate	(101)	(15)	157	73
Cash and cash equivalents at end of year	32,836	5,047	23,633	21,755
Analysis of the balances of cash and cash equivalents:
Cash balances	3	1	1	1
Bank balances	32,833	5,046	23,632	21,754
Cash and cash equivalents at end of year	32,836	5,047	23,633	21,755
Income before taxation	2,593	398	784	14,035
Adjustments for:
Depreciation and amortization	77,492	11,910	76,805	76,738
Interest income	(1,647)	(253)	(1,160)	(120)
Finance costs	5,363	824	4,832	6,641
(Gain)/ Loss on disposal of property, plant and equipment	3,489	537	355	(7,251)
Impairment losses for doubtful debts and write-down of inventories	3,955	608	4,173	4,054
Dividends from financial assets at fair value through other comprehensive income	(206)	(32)	(357)	(397)
Share of net loss/(profit) of associates	(893)	(137)	(204)	759
Share of net loss/(profit) of joint ventures	(574)	(88)	(153)	42
Other investment loss/(gain)	(19)	(3)	(9)	8
Changes in working capital:
Increase in accounts receivable	(3,667)	(564)	(2,664)	(3,666)
(Increase)/Decrease in inventories and consumables	81	12	1,354	(73)
(Increase)/Decrease in short-term bank deposits and restricted deposits	(58)	(9)	23	(146)
Increase in other assets	(2,034)	(313)	(4,763)	(6,142)
(Increase)/Decrease in prepayments and other current assets	166	26	4,171	(1,630)
Increase in amounts due from ultimate holding company	(39)	(6)
Decrease/(Increase) in amounts due from related parties	112	17	(3,302)	2,905
Decrease/(Increase) in amounts due from domestic carriers	(775)	(119)	(1,914)	126
(Decrease)/Increase in accounts payable and accrued liabilities	5,752	884	(835)	(1,781)
Increase/(Decrease) in taxes payable	362	56	(1,176)	5,126
Increase/(Decrease) in advances from customers	2,255	347	(1,329)	1,465
(Decrease)/Increase in deferred revenue	365	56	395	(81)
(Decrease)/Increase in other obligations	45	7	69	(17)
(Decrease)/ Increase in amounts due to ultimate holding company	(203)	(31)	73	(185)
Increase/(Decrease) in amounts due to related parties	(945)	(145)	5,311	861
(Decrease)/Increase in amounts due to domestic carriers	549	84	689	(102)
Cash generated from operations	91,519	14,066	81,168	¥ 91,169
China United Network Communications Group Company Limited and its subsidiaries [member]
Cash flows from investing activities
Lending by China Unicom Finance Company Limited ("Finance Company")	(700)	(108)
Repayment of loan lent by Finance Company	500	77
Cash flows from financing activities
Net deposits/(withdrawal) with/from Finance Company	(112)	(17)	¥ 2,397
Smart Steps Digital Technology Co., Ltd [member]
Cash flows from financing activities
Net deposits/(withdrawal) with/from Finance Company	¥ 12	$ 2